Other Investments	12 Months Ended
Mar. 31, 2013
Other Investments

4. OTHER INVESTMENTS

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2013				2012
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥24,111	¥50,224	¥26,113	¥—	¥23,656	¥34,339	¥10,685	¥2
Other equity securities	14,741	67,717	52,976	—	14,775	58,060	43,293	8

	¥38,852	¥117,941	¥79,089	¥—	¥38,431	¥92,399	¥53,978	¥10

The following table presents the gross unrealized losses on, and related fair value of, the Company’s available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2013				2012
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥—	¥—	¥—	¥—	¥197	¥2	¥—	¥—
Other equity securities	87	—	—	—	388	8	—	—

	¥87	¥—	¥—	¥—	¥585	¥10	¥—	¥—

For the years ended March 31, 2013, 2012, and 2011, valuation losses on other investments were recognized to reflect the decline in fair value considered to be other-than-temporary totaling ¥360 million, ¥2,570 million, and ¥1,758 million, respectively.

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Proceeds from sales of available-for-sale securities	¥—	¥—	¥6,188
Gross realized gains	—	—	4,843
Gross realized losses	—	—	—

Investments in nontraded and unaffiliated companies, for which there is no readily determinable fair value, were stated at cost of ¥8,738 million and ¥9,306 million at March 31, 2013 and 2012, respectively. Investments in nonmarketable equity securities for which there is no readily determinable fair value were accounted for using the cost method. Each investment in nonmarketable equity securities is reviewed annually for impairment or upon the occurrence of an event on change in circumstances that may have a significant adverse effect on the carrying value of the investment.